Exhibit 99.1

Independent Accountants’ Report

On Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	CPS Auto Receivables Trust 2016-B, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contract receivables which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “Initial Receivables” means automobile retail installment sale contracts secured by new and used automobiles, light trucks, vans, and minivans purchased by the Company.

•	The phrase “Preliminary Detailed Receivables List” means an electronic data file, prepared by the Company, detailing 11,476 Initial Receivables and their related attributes as of the close of business on March 21, 2016. We received this electronic data file from the Company on March 22, 2016. The Company is responsible for the Preliminary Detailed Receivables List.

•	The term “Sample” means 150 Initial Receivables that we randomly selected from the Preliminary Detailed Receivables List, as instructed by the Specified Parties. The Sample is attached hereto as Exhibit A.

•	The phrase “Installment Sale Contract” means a scanned copy of the legal document or documents, executed by the Obligor and maintained and supplied to us by the Company, that includes information such as the Obligor’s Name, Original Amount Financed, Original Term, Scheduled Monthly Payment Amount, Annual Percentage Rate (“APR”), Type of Vehicle Financed (“New” or “Used”), Vehicle Make and Vehicle Model. We make no representation regarding the accuracy of the scanning process or the execution of the Installment Sale Contract by the Obligor.

•	The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

CPS Auto Receivables Trust 2016-B, Asset-Backed Notes

March 30, 2016

•	The phrase “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Addendum to the Installment Sale Contract, Retail Installment Sale Contract Simple Interest Finance Change letter, Certificate of Title, Application for Title or Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and Credit Application. The Receivable File, maintained and furnished to us by the Company, was represented to be a copy of the original Receivable File scanned by the Company into its internal database system (the “Database System”). The scanned copy was either printed from the Database System or viewed on the Database System using one of the Company’s computer terminals. We make no representation regarding the accuracy of the scanning process.

I. THE SAMPLE

At the request of the Specified Parties, we performed the following procedures with respect to the Sample. For each Initial Receivable in the Sample, we performed the specific procedures listed using the respective Receivable File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Preliminary Detailed Receivables List to the Receivable File for each of the attributes identified constituted an exception.

1.	We compared the Obligor’s Name per the Preliminary Detailed Receivables List to the Obligor’s Name appearing on the Installment Sale Contract.

2.	We obtained the Receivable File by keying the Receivable Number from the Preliminary Detailed Receivables List into the Database System and compared the Receivable Number to the corresponding Receivable File.

3.	We compared the Contract Date and Original Term per the Preliminary Detailed Receivables List to the corresponding information in the Installment Sale Contract or the Addendum to the Installment Sale Contract.

4.	We compared the Original Amount Financed per the Preliminary Detailed Receivables List to the corresponding information appearing on the Installment Sale Contract or the Addendum to the Installment Sale Contract.

5.	We compared the Scheduled Monthly Payment Amount per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract, the Addendum to the Installment Sale Contract, or the Retail Installment Sale Contract Simple Interest Finance Change letter (as applicable). For purposes of this procedure, the Company instructed us to deem the Scheduled Monthly Payment Amount to be in agreement if the difference was not greater than $0.01.

6.	We compared the APR per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract, the Addendum to the Installment Sale Contract, or the Retail Installment Sale Contract Simple Interest Finance Change letter (as applicable). For purposes of this procedure, the Company instructed us to deem the APR to be in agreement if the difference was not greater than 0.01%.

7.	We compared the Type of Vehicle Financed (“New” or “Used”) per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or the Addendum to the Installment Sale Contract. As instructed by the Company, an entry of “C” in the Vehicle Type field (VLNEWU) in the Preliminary Detailed Receivables List represented “Used.”

CPS Auto Receivables Trust 2016-B, Asset-Backed Notes

March 30, 2016

8.	We compared the Vehicle Make per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or the Addendum to the Installment Sale Contract.

9.	We compared the Vehicle Model per the Preliminary Detailed Receivables List to the corresponding information on the Installment Sale Contract or Addendum to the Installment Sale Contract.

10.	We observed the presence of an original or photocopy of a Certificate of Title, Application for Title or Dealer Guarantee of Title Delivery, Application for Registration or Dealer’s Report of Sale (each, a “Title Document”) in the Receivable File and noted that the Company’s name (“CPS, Inc.” or “Consumer Portfolio Services”) appeared in the security interest section of the Title Document. We make no representation regarding the validity of the evidence of title.

11.	We observed the presence of an original or a photocopy of an Agreement to Provide Insurance Form or an Insurance Verification Form in the Receivable File. In the event an Agreement to Provide Insurance Form or an Insurance Verification Form was not found, the Company instructed us to view a screenshot from the Company’s Insurance Verification system. We noted an insurance company name or a policy number on the Agreement to Provide Insurance Form, Insurance Verification Form, or screenshot from the Company’s Insurance Verification system. We make no representation regarding the validity or enforceability of the Agreement to Provide Insurance or Insurance Verification Form or the authenticity of the screenshots from the Company’s Insurance Verification system.

12.	We observed the presence of an original or photocopy of a signed Credit Application in the Receivable File. We make no representation regarding the completeness of the Credit Application or the authenticity of the signature(s) on the Credit Application.

The information regarding the Sample was found to be in agreement with the respective information appearing in the Receivable File, except as noted in Exhibit B. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Preliminary Detailed Receivables List. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Preliminary Detailed Receivables List and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Initial Receivables or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons described herein, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Preliminary Detailed Receivable List, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Initial Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Initial Receivables being securitized, (iii) the compliance of the originator of the Initial Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Initial Receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

CPS Auto Receivables Trust 2016-B, Asset-Backed Notes

March 30, 2016

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Consumer Portfolio Services, Inc., Credit Suisse Securities (USA) LLC, and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

March 30, 2016

THE FOLLOWING PAGE CONSTITUTES EXHIBIT A.

Exhibit A

The Sample

Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number	Sample Number	Initial Receivable Number

1	2016B001	51	2016B051	101	2016B101
2	2016B002	52	2016B052	102	2016B102
3	2016B003	53	2016B053	103	2016B103
4	2016B004	54	2016B054	104	2016B104
5	2016B005	55	2016B055	105	2016B105
6	2016B006	56	2016B056	106	2016B106
7	2016B007	57	2016B057	107	2016B107
8	2016B008	58	2016B058	108	2016B108
9	2016B009	59	2016B059	109	2016B109
10	2016B010	60	2016B060	110	2016B110
11	2016B011	61	2016B061	111	2016B111
12	2016B012	62	2016B062	112	2016B112
13	2016B013	63	2016B063	113	2016B113
14	2016B014	64	2016B064	114	2016B114
15	2016B015	65	2016B065	115	2016B115
16	2016B016	66	2016B066	116	2016B116
17	2016B017	67	2016B067	117	2016B117
18	2016B018	68	2016B068	118	2016B118
19	2016B019	69	2016B069	119	2016B119
20	2016B020	70	2016B070	120	2016B120
21	2016B021	71	2016B071	121	2016B121
22	2016B022	72	2016B072	122	2016B122
23	2016B023	73	2016B073	123	2016B123
24	2016B024	74	2016B074	124	2016B124
25	2016B025	75	2016B075	125	2016B125
26	2016B026	76	2016B076	126	2016B126
27	2016B027	77	2016B077	127	2016B127
28	2016B028	78	2016B078	128	2016B128
29	2016B029	79	2016B079	129	2016B129
30	2016B030	80	2016B080	130	2016B130
31	2016B031	81	2016B081	131	2016B131
32	2016B032	82	2016B082	132	2016B132
33	2016B033	83	2016B083	133	2016B133
34	2016B034	84	2016B084	134	2016B134
35	2016B035	85	2016B085	135	2016B135
36	2016B036	86	2016B086	136	2016B136
37	2016B037	87	2016B087	137	2016B137
38	2016B038	88	2016B088	138	2016B138
39	2016B039	89	2016B089	139	2016B139
40	2016B040	90	2016B090	140	2016B140
41	2016B041	91	2016B091	141	2016B141
42	2016B042	92	2016B092	142	2016B142
43	2016B043	93	2016B093	143	2016B143
44	2016B044	94	2016B094	144	2016B144
45	2016B045	95	2016B095	145	2016B145
46	2016B046	96	2016B096	146	2016B146
47	2016B047	97	2016B097	147	2016B147
48	2016B048	98	2016B098	148	2016B148
49	2016B049	99	2016B099	149	2016B149
50	2016B050	100	2016B100	150	2016B150

(*) The Company has assigned a unique eight digit number to each Initial Receivable in the Preliminary Detailed Receivables List. The Initial Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

THE FOLLOWING PAGE CONSTITUTES EXHIBIT B.

Exhibit B

The Sample - Exceptions

Sample Number	Initial Receivable Number	Attribute	Per Preliminary Detailed Receivables List	Per Receivable File
4	2016B004	Vehicle Model	650I	650CI
16	2016B016	Vehicle Model	RAM 1500	RAM 150